Description of Business	12 Months Ended
Dec. 31, 2022
Description of Business
1. DESCRIPTION OF BUSINESS
Rigetti Computing, Inc. and its subsidiaries (collectively, the “Company” or “Rigetti”), builds quantum computers and the superconducting quantum processors that power them. Through the Company’s Quantum Computing as a Service (“QCaaS”) platform, the Company’s machines can be integrated into any public, private or hybrid cloud. The Company offers product types of Platform, Research and Software Tools usage in application areas of benchmarking, chemical simulation, education/entertainment, machine learning, and optimization.
The Company is located and headquartered in Berkeley, California. The Company also operates in Fremont, California; London, United Kingdom; Adelaide, Australia; British Columbia, Canada and Munich, Germany. The Company’s revenue is derived primarily from operations in the United States and the United Kingdom.
Basis of Presentation
On March 2, 2022 (the “Closing Date”), a merger transaction between Rigetti Holdings, Inc. (“Legacy Rigetti”) and Supernova Partners Acquisition Company II, Ltd. (“SNII”) was completed (the “Business Combination”, see Note 3). In connection with the closing of the Business Combination, the Company changed its name to Rigetti Computing, Inc. and all of SNII Class A ordinary shares and SNII Class B ordinary shares automatically converted into shares of Common Stock, par value $0.0001, of the Company (the “Common Stock”) on a one-for-one
basis. The SNII Public Warrants and the Private Warrants held by SNII became warrants for Common Stock. The Company’s Common Stock and Public Warrants trade on the Nasdaq Capital Market under the ticker symbols “RGTI” and “RGTIW,” respectively. For more information on this transaction, see Note 3.
The Company determined that Legacy Rigetti was the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (ASC) 805, Business Combination.
The determination was primarily based on the following facts:

•	Former Legacy Rigetti stockholders have a controlling voting interest in the Company;

•
The Company’s board of directors as of immediately after the closing is comprised of eight board members, six seats occupied by previous Rigetti board members and one seat being occupied by a previous Supernova representative. The final eighth seat was filled by an individual who did not have ties to either Rigetti or Supernova pre-merger;
and

•	Legacy Rigetti management continues to hold executive management roles for the post-combination company and be responsible for the day-to-day operations.
Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Legacy Rigetti issuing stock for the net assets of SNII, accompanied by a recapitalization. The primary asset acquired from SNII was cash. Separately, the Company also assumed warrants that were deemed to be derivatives and meet liability classification subject to fair value adjustment measurements upon closing of the Business Combination (the “Closing”). No goodwill or other intangible assets were recorded as a result of the Business Combination.
While SNII was the legal acquirer in the Business Combination, because Legacy Rigetti was deemed the accounting acquirer, the historical financial statements of Legacy Rigetti became the historical financial statements of the combined company, upon the consummation of the Business Combination. As a result, the financial statements included in this report reflect (i) the historical operating results of Legacy Rigetti prior to the

Business Combination; (ii) the combined results of SNII and Legacy Rigetti following the closing of the Business Combination; (iii) the assets and liabilities of Legacy Rigetti at their historical cost; and (iv) the Company’s equity structure for all periods presented.

The equity structure has been retroactively restated in all comparative periods up to the Closing Date, to reflect the number of shares of the Company’s Common Stock, $0.0001 par value per share, issued to Legacy Rigetti shareholders and Legacy Rigetti convertible preferred shareholders in connection with the Business Combination. As such, the shares and corresponding capital amounts and earnings per share related to Legacy Rigetti redeemable convertible preferred stock and Legacy Rigetti Common Stock prior to the Business Combination have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination.
The accompanying consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. All dollar amounts in tables, except share and per share amounts, in the notes to the consolidated financial statements are presented in thousands unless otherwise noted.
Risks and Uncertainties
— The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, the need for additional capital (or financing) to fund operating losses, competition from substitute products and services from larger companies, protection of proprietary technology, patent litigation, dependence on key individuals, and risks associated with changes in information technology.
Based on our forecasts, we believe that our existing cash and cash equivalents and available for sale investments will be sufficient to meet our anticipated operating cash needs for at least the next 12 months from the issuance of these financial statements based on our current business plan and expectations and assumptions considering current macroeconomic conditions.
COVID-19
and Macroeconomic Conditions
— As of December 31, 2022, and December 31, 2021, the Company’s financial position was not significantly impacted by the effects of
COVID-19.
However, the duration and intensity of the
COVID-19
pandemic and any resulting disruption to the Company’s operations remains somewhat uncertain. Global economic conditions have been worsening, with disruptions to, and volatility in, the credit and financial markets, disruption to banking systems, and rising inflation and interest rates in the U.S. and worldwide resulting from the effects of
COVID-19
and otherwise. If these conditions persist and deepen, the Company could experience an inability to access additional capital or our liquidity could otherwise be impacted. If the Company is unable to raise capital when needed or on attractive terms, it would be forced to delay, reduce or eliminate its research and development programs and other efforts.
Change in Fiscal Year
— In October 2021, the board of directors of Rigetti approved a change to Rigetti’s fiscal year-end
from January 31 to December 31, effective December 31, 2021. The Company believes the year-end
change is important and useful to its financial statement users to allow for increased comparability with its industry peers. As a result of this change, the Company’s fiscal year now begins on January 1 and ends on December 31 of each year, starting on January 1, 2022. Rigetti’s fiscal year 2021 covers a period of 11 months starting from February 1, 2021 and ending on December 31, 2021.